Income Taxes (Details) - Schedule of deferred tax assets and liabilities - Spectrum Global Solutions, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Net operating loss carryforwards	$ 25,074,591	$ 17,212,941
Depreciation	9,163	10,935
Total assets	25,083,754	17,223,876
Total liabilities
Less: Valuation allowance	(25,083,754)	(17,223,876)
Net deferred tax liabilities